UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Multi-Strategy Alternatives Fund

(Class I: KCMIX)

(Class R-1: KCMTX)

SEMI-ANNUAL REPORT

October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (833) 297-2587 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

AXS Multi-Strategy Alternatives Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	23
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Multi-Strategy Alternatives Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.5%
	AEROSPACE/DEFENSE — 3.2%
5,100	L3Harris Technologies, Inc.	$1,052,181
11,450	United Technologies Corp.	1,643,991
		2,696,172
	AGRICULTURE — 2.3%
23,800	Philip Morris International, Inc.	1,938,272

	APPAREL — 1.0%
9,650	NIKE, Inc. - Class B	864,158

	AUTO PARTS & EQUIPMENT — 1.6%
25,500	Standard Motor Products, Inc.	1,335,180

	BANKS — 2.3%
3,950	Goldman Sachs Group, Inc.	842,851
7,200	PNC Financial Services Group, Inc.	1,056,240
		1,899,091
	BIOTECHNOLOGY — 1.6%
4,450	Biogen, Inc.*	1,329,260

	CHEMICALS — 2.9%
16,400	Dow, Inc.	828,036
50,600	Koppers Holdings, Inc.*	1,624,260
		2,452,296
	COMPUTERS — 5.9%
13,900	Apple, Inc.	3,457,764
11,000	International Business Machines Corp.	1,471,030
		4,928,794
	DIVERSIFIED FINANCIAL SERVICES — 6.3%
7,100	American Express Co.	832,688
1,550	BlackRock, Inc.	715,635
24,700	Deluxe Corp.	1,280,201
27,150	E*TRADE Financial Corp.	1,134,598
21,750	SEI Investments Co.	1,303,260
		5,266,382
	ELECTRONICS — 5.0%
9,750	Honeywell International, Inc.	1,684,118

1

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
26,750	Watts Water Technologies, Inc. - Class A	$2,494,437
		4,178,555

	ENGINEERING & CONSTRUCTION — 2.0%
18,900	EMCOR Group, Inc.	1,657,719

	ENVIRONMENTAL CONTROL — 1.5%
14,650	Tetra Tech, Inc.	1,281,436

	HEALTHCARE-PRODUCTS — 2.1%
12,700	Danaher Corp.	1,750,314

	INSURANCE — 3.8%
24,350	Progressive Corp.	1,697,195
22,100	Selective Insurance Group, Inc.	1,527,552
		3,224,747
	INTERNET — 14.5%
2,350	Alphabet, Inc. - Class A*	2,958,180
1,480	Amazon.com, Inc.*	2,629,457
18,200	ePlus, Inc.*	1,421,966
15,750	Facebook, Inc. - Class A*	3,018,487
7,400	Netflix, Inc.*	2,126,834
		12,154,924
	IRON/STEEL — 1.5%
11,050	Reliance Steel & Aluminum Co.	1,282,242

	MACHINERY-DIVERSIFIED — 1.3%
14,550	Crane Co.	1,113,366

	METAL FABRICATE/HARDWARE — 1.9%
41,250	AZZ, Inc.	1,600,088

	MISCELLANEOUS MANUFACTURING — 1.7%
18,950	Standex International Corp.	1,436,031

	PHARMACEUTICALS — 1.1%
23,100	Pfizer, Inc.	886,347

	REITS — 3.2%
13,850	American Assets Trust, Inc. - REIT	678,096

2

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
11,100	Liberty Property Trust - REIT	$655,677
5,600	SBA Communications Corp. - REIT	1,347,640
		2,681,413
	RETAIL — 6.3%
8,000	McDonald's Corp.	1,573,600
2,950	O'Reilly Automotive, Inc.*	1,284,754
15,500	Walgreens Boots Alliance, Inc.	849,090
13,400	Walmart, Inc.	1,571,284
		5,278,728
	SOFTWARE — 1.6%
13,750	j2 Global, Inc.	1,305,700

	TELECOMMUNICATIONS — 2.0%
17,000	Cisco Systems, Inc.	807,670
13,950	Verizon Communications, Inc.	843,556
		1,651,226
	TRANSPORTATION — 2.9%
18,800	Forward Air Corp.	1,300,396
6,850	Union Pacific Corp.	1,133,401
		2,433,797
	TOTAL COMMON STOCKS (Cost $64,184,246)	66,626,238

	EXCHANGE-TRADED FUNDS — 6.2%
35,650	Direxion Daily S&P 500 Bull 3X - ETF	1,969,306
33,750	ProShares UltraPro S&P 500 - ETF	1,971,675
9,000	SPDR Gold Shares - ETF*	1,281,870
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,919,333)	5,222,851

	SHORT-TERM INVESTMENTS — 14.7%
12,300,423	Fidelity Investments Money Market Government Portfolio - Class I, 1.69%[1,2]	12,300,423
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,300,423)	12,300,423

3

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 100.4% (Cost $81,404,002)	$84,149,512
	Liabilities in Excess of Other Assets — (0.4)%	(302,053)
	TOTAL NET ASSETS — 100.0%	$83,847,459

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this security is segregated as collateral for swap agreement.

See accompanying Notes to Financial Statements.

4

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01	8/12/2020	$17,525,007	$-	$(101,400)
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01	8/12/2020	(17,257,382)	-	(244,957)
TOTAL EQUITY SWAP CONTRACTS					$267,625	$-	$(346,357)

OBFR01 - Overnight Bank Funding Rate.

Equity Swap Top 50 Holdings
Cowen Financial Product - AXS Multi-Strat Long	EQUITIES

Number of Shares	Description	Value
5,800	Black Knight, Inc.	372,360
9,800	Brown & Brown, Inc.	369,264
8,100	Hawaiian Electric Industries, Inc.	365,715
3,350	Medtronic PLC	364,815
2,250	Morningstar, Inc.	364,140
100	NVR, Inc.	363,659
3,850	Intercontinental Exchange, Inc.	363,132
5,550	Amdocs, Ltd.	361,860
3,100	Chevron Corp.	360,034
4,150	Merck & Co., Inc.	359,639
950	Lockheed Martin Corp.	357,846
2,000	Visa, Inc.	357,720
1,650	Stryker Corp.	356,846
6,550	Coca-Cola Co.	356,517
5,100	ONEOK, Inc.	356,133
7,800	Service Corp. International	354,744
3,000	AptarGroup, Inc.	354,450
4,050	Republic Services, Inc.	354,416
5,050	WR Berkley Corp.	352,995
2,550	Danaher Corp.	351,441
19,150	Ares Capital Corp.	350,445
1,300	Tyler Technologies, Inc.	349,076
1,450	NextEra Energy, Inc.	345,593
17,850	TFS Financial Corp.	343,791
8,900	AT&T, Inc.	342,561
2,750	Procter & Gamble Co.	342,403
5,650	Verizon Communications, Inc.	341,656
7,450	Fidelity National Financial, Inc.	341,508
1,600	Air Products & Chemicals, Inc.	341,216
3,350	Yum! Brands, Inc.	340,729
2,300	ResMed, Inc.	340,216
1,450	Home Depot, Inc.	340,141
4,850	IHS Markit, Ltd.	339,597
1,650	CME Group, Inc.	339,488
2,750	HEICO Corp.	339,185
1,550	American Tower Corp.	338,024

5

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Equity Swap Top 50 Holdings - Continued
Cowen Financial Product - AXS Multi-Strat Long - Continued	EQUITIES

Number of Shares	Description	Value
2,350	Microsoft Corp.	336,920
3,800	Equity Residential	336,908
3,000	Waste Management, Inc.	336,630
1,750	Ecolab, Inc.	336,123
3,650	WP Carey, Inc.	336,019
4,050	Copart, Inc.	334,692
1,500	Public Storage	334,290
4,750	Booz Allen Hamilton Holding Corp.	334,258
1,800	Accenture PLC	333,756
2,000	Motorola Solutions, Inc.	332,640
2,200	Bright Horizons Family Solutions, Inc.	326,744
1,650	McDonald's Corp.	324,555
2,200	Verisk Analytics, Inc.	318,340
4,100	Baxter International, Inc.	314,470

Cowen Financial Product - AXS Multi-Strat Short	EQUITIES

Number of Shares	Description	Value
(2,850)	MongoDB, Inc.	(364,145)
(17,300)	Alcoa Corp.	(359,667)
(8,200)	East West BanCorp, Inc.	(351,944)
(11,700)	Twitter, Inc.	(350,649)
(8,300)	Cimarex Energy Co.	(350,426)
(10,750)	Zillow Group, Inc.	(350,128)
(88,750)	Encana Corp.	(348,788)
(20,450)	L Brands, Inc.	(348,468)
(7,800)	Herbalife Nutrition, Ltd.	(348,426)
(4,000)	Exact Sciences Corp.	(348,000)
(3,600)	Twilio, Inc.	(347,616)
(9,200)	Brighthouse Financial, Inc.	(347,392)
(2,600)	United Rentals, Inc.	(347,282)
(6,100)	HealthEquity, Inc.	(346,419)
(11,500)	American Airlines Group, Inc.	(345,690)
(11,800)	Nutanix, Inc.	(344,796)
(2,350)	Jones Lang LaSalle, Inc.	(344,322)
(2,250)	FedEx Corp.	(343,485)
(1,550)	SVB Financial Group	(343,294)
(34,300)	General Electric Co.	(342,314)
(7,550)	National Fuel Gas Co.	(342,091)
(22,550)	Macy's, Inc.	(341,858)
(5,350)	Ollie's Bargain Outlet Holdings, Inc.	(341,758)
(20,300)	Invesco, Ltd.	(341,446)
(4,750)	Kemper Corp.	(341,430)
(3,050)	Howard Hughes Corp.	(341,051)
(7,150)	UGI Corp.	(340,841)
(4,100)	Sarepta Therapeutics, Inc.	(340,546)
(5,600)	Albemarle Corp.	(340,144)
(8,850)	TD Ameritrade Holding Corp.	(339,663)

6

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2019 (Unaudited)

Equity Swap Top 50 Holdings - Continued
Cowen Financial Product - AXS Multi-Strat Short - Continued	EQUITIES

Number of Shares	Description	Value
(4,250)	Affiliated Managers Group, Inc.	(339,490)
(7,100)	Cree, Inc.	(338,883)
(5,500)	Tandem Diabetes Care, Inc.	(338,690)
(20,650)	Host Hotels & Resorts, Inc.	(338,454)
(4,700)	Elastic NV	(338,447)
(12,200)	DXC Technology Co.	(337,574)
(13,050)	Tapestry, Inc.	(337,473)
(2,700)	Acuity Brands, Inc.	(336,933)
(4,450)	CH Robinson Worldwide, Inc.	(336,598)
(4,150)	Bluebird Bio, Inc.	(336,150)
(12,200)	Unum Group	(335,988)
(4,800)	Guardant Health, Inc.	(333,600)
(1,650)	Trade Desk, Inc.	(331,320)
(4,750)	Westinghouse Air Brake Technologies Corp.	(329,508)
(3,600)	Alteryx, Inc.	(329,400)
(14,050)	Park Hotels & Resorts, Inc.	(326,663)
(12,100)	BJ's Wholesale Club Holdings, Inc.	(323,070)
(16,200)	Mosaic Co.	(322,056)
(3,900)	Wayfair, Inc.	(320,697)
(1,350)	Ulta Beauty, Inc.	(314,753)

See accompanying Notes to Financial Statements.

7

AXS Multi-Strategy Alternatives Fund

SUMMARY OF INVESTMENTS

As of October 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	14.5%
Retail	6.3%
Diversified Financial Services	6.3%
Computers	5.9%
Electronics	5.0%
Insurance	3.8%
Aerospace/Defense	3.2%
REITS	3.2%
Chemicals	2.9%
Transportation	2.9%
Agriculture	2.3%
Banks	2.3%
Healthcare-Products	2.1%
Engineering & Construction	2.0%
Telecommunications	2.0%
Metal Fabricate/Hardware	1.9%
Miscellaneous Manufacturing	1.7%
Auto Parts & Equipment	1.6%
Biotechnology	1.6%
Software	1.6%
Iron/Steel	1.5%
Environmental Control	1.5%
Machinery-Diversified	1.3%
Pharmaceuticals	1.1%
Apparel	1.0%
Total Common Stocks	79.5%
Exchange-Traded Funds	6.2%
Short-Term Investments	14.7%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

AXS Multi-Strategy Alternatives Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $81,404,002)	$84,149,512
Receivables:
Fund shares sold	5,099
Dividends and interest	32,812
Due from custodian	1,055
Due from broker for open swap contracts	65,563
Prepaid expenses	76,269
Total assets	84,330,310

Liabilities:
Unrealized depreciation on open swap contracts	346,357
Payables:
Fund shares redeemed	13,739
Advisory fees	30,074
Distribution fees (Note 6)	8,653
Auditing fees	12,774
Fund accounting and administration fees	1,460
Transfer agent fees and expenses	718
Sub-transfer agent fees and expenses	727
Shareholder reporting fees	18,059
Chief Compliance Officer fees	22,504
Legal fees	1,032
Custody fees	9,099
Trustees' fees and expenses	9,827
Accrued other expenses	7,828
Total liabilities	482,851

Net Assets	$83,847,459

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$84,512,947
Total accumulated deficit	(665,488)
Net Assets	$83,847,459

Maximum Offering Price per Share:
Class R-1 Shares:
Net assets applicable to shares outstanding	$83,098,681
Shares of beneficial interest issued and outstanding	7,471,576
Redemption price per share	$11.12

Class I Shares:
Net assets applicable to shares outstanding	$748,778
Shares of beneficial interest issued and outstanding	67,002
Redemption price	$11.18

See accompanying Notes to Financial Statements.

9

AXS Multi-Strategy Alternatives Fund

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2019 (Unaudited)

Investment Income:
Dividends	$594,409
Interest	40,915
Total investment income	635,324

Expenses:
Advisory fees	458,192
Distribution fees (Note 6)	113,868
Fund accounting and administration fees	63,886
Registration fees	14,603
Transfer agent fees and expenses	10,998
Sub-transfer agent fees and expenses	737
Custody fees	11,007
Chief Compliance Officer fees	9,314
Auditing fees	8,976
Trustees' fees and expenses	5,979
Insurance fees	5,629
Shareholder reporting fees	3,604
Legal fees	1,658
Miscellaneous	907
Net expenses	709,358
Net investment loss	(74,034)

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(539,866)
Swap contracts	(1,062,034)
Net realized loss	(1,601,900)
Net change in unrealized appreciation/depreciation on:
Investments	(1,143,281)
Swap contracts	(346,357)
Net change in unrealized appreciation/depreciation	(1,489,638)
Net realized and unrealized loss	(3,091,538)

Net Decrease in Net Assets from Operations	$(3,165,572)

See accompanying Notes to Financial Statements.

10

AXS Multi-Strategy Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(74,034)		$(18,231)
Net realized gain (loss) on investments and swap contracts	(1,601,900)		4,585,206
Net change in unrealized appreciation/depreciation on investments and swap contracts	(1,489,638)		31,594
Net increase (decrease) in net assets resulting from operations	(3,165,572)		4,598,569

Distributions to Shareholders:
Distributions:
Class R-1	-	[1]	(14,979,546)
Class I	-	[1]	(101,796)
Total distributions to shareholders	-		(15,081,342)

Capital Transactions:
Net proceeds from shares sold:
Class R-1	3,021,775	[1]	26,878,991
Class I	307,750	[1]	-
Reinvestment of distributions:
Class R-1	-	[1]	14,830,205
Class I	-	[1]	101,796
Cost of shares redeemed:
Class R-1	(14,065,228)[1]		(18,808,087)
Class I	-	[1]	(125,000)
Net increase (decrease) in net assets from capital transactions	(10,735,703)		22,877,905

Total increase (decrease) in net assets	(13,901,275)		12,395,132

Net Assets:
Beginning of period	97,748,734		85,353,602
End of period	$83,847,459		$97,748,734

Capital Share Transactions:
Shares sold:
Class R-1	270,128	[1]	2,288,825
Class I	26,461	[1]	-
Shares reinvested:
Class R-1	-	[1]	1,343,316
Class I	-	[1]	9,196
Shares redeemed:
Class R-1	(1,268,292)[1]		(1,548,341)
Class I	-	[1]	(11,052)
Net increase (decrease) in capital share transactions	(971,703)		2,081,944

[1]	With the Plan of Reorganization with respect to the KCM Macro Trends Fund, Class R-1 and Institutional Class shareholders received Class R-1 and Class I shares of the AXS Multi-Strategy Alternatives Fund, respectively, effective as of the close of business on October 18, 2019. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

11

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Class R-1*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2019	For the Year Ended April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.49	$13.28	$12.80	$11.56	$12.57	$12.63
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	- [2]	0.03	0.04	(0.04)	(0.06)
Net realized and unrealized gain (loss)	(0.36)	0.61	2.15	1.64	(0.90)	1.07
Total from investment operations	(0.37)	0.61	2.18	1.68	(0.94)	1.01

Less Distributions:
From net investment income	-	-	(0.05)	-	(0.02)	(0.05)
From net realized gain	-	(2.40)	(1.65)	(0.44)	(0.05)	(1.02)
Total distributions	-	(2.40)	(1.70)	(0.44)	(0.07)	(1.07)

Net asset value, end of period	$11.12	$11.49	$13.28	$12.80	$11.56	$12.57

Total return[3]	(3.22)%[4]	5.34%	17.25%	14.70%	(7.50)%	8.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,099	$97,281	$84,790	$81,999	$83,291	$93,253

Ratio of expenses to average net assets	1.55%[5]	1.68%	1.64%	1.62%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(0.17)%[5]	(0.02)%	0.24%	0.31%	(0.30)%	(0.45)%

Portfolio turnover rate	341%[4]	838%	534%	318%	437%	183%

*	Financial information from April 30, 2015 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns are historic in nature and assume the reinvestment of all dividends and capital gain distributions if any.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

12

AXS Multi-Strategy Alternatives Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended April 30,		For the Period March 20, 2017**
	October 31, 2019 (Unaudited)	2019	2018	through April 30, 2017
Net asset value, beginning of period	$11.53	$13.28	$12.80	$12.77
Income from Investment Operations:
Net investment income[1]	- [2]	0.02	0.04	- [2]
Net realized and unrealized gain (loss)	(0.35)	0.63	2.18	0.03
Total from investment operations	(0.35)	0.65	2.22	0.03

Less Distributions:
From net investment income	-	-	(0.09)	-
From net realized gain	-	(2.40)	(1.65)	-
Total distributions	-	(2.40)	(1.74)	-

Net asset value, end of period	$11.18	$11.53	$13.28	$12.80

Total return[3]	(3.04)%[4]	5.65%	17.49%	0.23%[4]

Ratios and Supplemental Data:
Net assets, end of period[6]	$748,778	$467,278	$563,187	$15

Ratio of expenses to average net assets	1.30%[5]	1.51%	1.63%	1.37%[5]
Ratio of net investment income to average net assets	0.08%[5]	0.18%	0.31%	0.00%[5]

Portfolio turnover rate	341%[4]	838%	534%	318%[4]

*	Financial information from March 20, 2017 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On October 19, 2019, Institutional Class shares were re-designated into Class I Shares.
**	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns are historic in nature and assume the reinvestment of all dividends and capital gain distributions if any.
[4]	Not annualized.
[5]	Annualized.
[6]	Amount is actual; not presented in thousands.

See accompanying Notes to Financial Statements.

13

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited)

Note 1 – Organization

AXS Multi-Strategy Alternatives Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk.

The tax-free reorganization was accomplished on October 18, 2019, but the Fund commenced investment operations on October 21, 2019 with Class R-1 and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the KCM Macro Trends Fund (the “Predecessor Fund”), a series of Northern Lights Fund Trust, which offered two class of shares, Class R-1 and Institutional Class. On October 17, 2019, beneficial owners of the Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Multi-Strategy Alternatives Fund. The Plan of Reorganization was approved by the Trust’s Board on July 10, 2019 and by the Northern Lights Fund Trust Board on June 17, 2019. Upon closing of the Plan of Reorganization, Institutional Class shares were designated to Class I shares. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class R-1	7,643,433	$84,119,077
Class I	67,002	$740,865

The net unrealized appreciation of investments transferred was $2,373,480 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

14

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Equity Swaps

The Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

15

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

(e) Federal Income Tax

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2019, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.68% and 1.51% of the average daily net assets of Class R-1 and Class I shares, respectively, of the Fund. This agreement is effective until October 19, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has engaged Kerns Capital Management, Inc. (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

16

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Prior to the close of business on October 18, 2019, investment advisory services were provided to the Predecessor Fund by Kerns Capital Management, Inc. (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Predecessor Fund. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Effective October 18, 2019, the Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. As of October 31, 2019, no fees have been waived.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to the close of business on October 18, 2019, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (“NLD”), served as the Predecessor Fund’s administrator, fund accountant, and transfer agent and Fifth Third Bank served as the Predecessor Fund’s Custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended October 31, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on October 18, 2019, NLD served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended October 31, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on October 18, 2019, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and NLD, served as the CCO to Northern Lights Fund Trust. The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2019, are reported on the Statement of Operations.

17

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$82,100,849
Gross unrealized appreciation	3,835,590
Gross unrealized depreciation	(1,786,927)
Net unrealized appreciation on investments	$2,048,663

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	625,829
Tax accumulated earnings	625,829

Accumulated capital and other losses	-
Unrealized appreciation on investments	3,191,944
Total distributable earnings	$3,817,773

The tax character of the distributions paid during the fiscal years ended April 30, 2019, and April 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$10,948,056	$8,309,063
Net long-term capital gains	4,133,286	2,707,870
Total distributions paid	$15,081,342	$11,016,933

Note 5 – Investment Transactions

For the six months ended October 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were $292,457,518 and $316,679,543, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class R-1 shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I shares do not pay any distribution fees.

18

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

Prior to the close of business on October 18, 2019, the Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Class R-1 and Class I shares. Pursuant to the Plan, the Fund paid NLD 0.25% and 0.00% of average daily net assets attributable to Class R-1 and Class I shares, respectively.

For the period May 1, 2019 to October 18, 2019, the Fund paid NLD $106,413 with respect to Class R-1 shares under the Predecessor Fund’s distribution plan. For the six months ended October 31, 2019, distribution fees incurred are disclosed on the Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

19

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$66,626,238	$-	$-	$66,626,238
Exchange-Traded Funds	5,222,851	-	-	5,222,851
Short-Term Investments	12,300,423	-	-	12,300,423
Total Assets	$84,149,512	$-	$-	$84,149,512

Liabilities
Other Financial Instruments**
Swap Contracts	$346,357	$-	$-	$346,357
Total Liabilities	$346,357	$-	$-	$346,357

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 and Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in swap contracts during the six months ended October 31, 2019.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of October 31, 2019, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Equity Contracts	Unrealized appreciation/depreciation on open swap contracts	$-	$346,357

20

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended October 31, 2019, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Equity Contracts	Swap Contracts	$(1,062,034)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Equity Contracts	Swap Contracts	$(346,357)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2019, are as follows:

Derivatives not designated as hedging instruments			Total
Equity Contracts	Swap Contracts - Long	Average Notional Amount	$5,841,669
Equity Contracts	Swap Contracts - Short	Average Notional Amount	(5,752,461)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

21

AXS Multi-Strategy Alternatives Fund

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2019 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	Cowen	$(346,357)	$-	$346,357	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

22

AXS Multi-Strategy Alternatives Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on July 18, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Kerns Capital Management, LLC (the “Sub-Advisor”) with respect to the AXS Multi-Strategy Alternatives Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the KCM Macro Trends Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one-year period ended April 30, 2019, and the three-, five-, and ten-year periods ended March 31, 2019; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Multialternative fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AXS Investments LLC

Nature, Extent and Quality of Services

The Board considered that as a newly organized investment advisor, AXS did not manage any assets and had no performance history. The Board considered, however, the performance of the Predecessor Fund. The meeting materials indicated that the annualized total returns of the Predecessor Fund were above the Peer Group and Fund Universe median returns and the HFRX Equity Hedge Index return for the one-year period ended April 30, 2019, and above the HFRX Equity Hedge Index returns for the three-, five-, and ten-year periods ended March 31, 2019.

23

AXS Multi-Strategy Alternatives Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board considered that as a newly organized investment advisor, the Investment Advisor did not manage any assets and had no performance history. The Board considered, however, the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) of 1.00% was lower than the Peer Group and Fund Universe median, and was the same as the advisory fee of the Predecessor Fund. The Trustees considered that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor.

The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Fund were higher than the Fund Universe and Peer Group medians by 0.06% and 0.14%, respectively. The Trustees noted, however, that the Fund’s estimated annual total expenses were not in the highest quartile of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account the Predecessor Fund’s current assets. The Board considered that the Investment Advisor anticipated it would realize a profit with respect to the Fund, and it determined that the profit was reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale after the reorganization and during the Fund’s initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

24

AXS Multi-Strategy Alternatives Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Kerns Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. Information regarding the performance of the Predecessor Fund is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Trustees noted that the Sub-Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed sub-advisory fee with those of other similar accounts of the Sub-Advisor. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board also considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

25

AXS Multi-Strategy Alternatives Fund

EXPENSE EXAMPLE

For the Six Months Ended October 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class R-1 only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		5/1/19	10/31/19	5/1/19 – 10/31/19
Class R-1*	Actual Performance	$1,000.00	$967.80	$7.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.34	7.87
Class I*	Actual Performance	1,000.00	969.60	6.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.57	6.62

*	Expenses are equal to the Fund’s annualized expense ratios of 1.55% and 1.30% for Class R-1 and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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AXS Multi-Strategy Alternatives Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Kerns Capital Management, Inc.

9821 Katy Freeway, Suite 400

Houston, Texas 77024

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Multi-Strategy Alternatives Fund – Class I	KCMIX	46141T 455
AXS Multi-Strategy Alternatives Fund – Class R-1	KCMTX	46141T 448

Privacy Principles of the AXS Multi-Strategy Alternatives Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Multi-Strategy Alternatives Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (833) 297-2587 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (833) 297-2587 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (833) 297-2587. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (833) 297-2587.

AXS Multi-Strategy Alternatives Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	1/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	1/09/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/09/2020